UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – August 31, 2011

Item 1: Reports to Shareholders

Vanguard® CMT Funds
August 31, 2011

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

		August 31, 2010- August 31, 2011
		Institutional	7-Day SEC
Vanguard CMT Funds	Vanguard	Money Market	Yield[2]:
Total Returns	Fund	Funds Average[1]	8/31/2011
Market Liquidity	0.20%	0.06%	0.13%
Municipal Cash Management	0.20	—	0.17

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES
As of 8/31/2011

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
7-Day SEC Yield	0.13%
Average Weighted Maturity	39 days
Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	16.2%
Commercial Paper	21.8
Repurchase Agreements	3.3
U.S. Government and Agency Obligations	55.1
Tax-Exempt Municipal Bonds	2.4
Money Market Fund	1.2

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2011, was 0.005%.
2The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. ASecond Tier security is a security that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes
7-Day SEC Yield	0.17%
Average Weighted Maturity	8 days
Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations[3]
New York	10.6%
California	9.2
Illinois	9.0
Ohio	7.9
Texas	6.6
Florida	6.4
Colorado	4.1
North Carolina	3.7
Pennsylvania	3.6
Massachusetts	3.3
Top Ten	64.4%

1The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2011, was 0.01%.
2The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security.
3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2011
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception
Market Liquidity	7/19/2004	0.23%	2.29%	2.58%
Municipal Cash Management	7/19/2004	0.22	1.64	1.87

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (56.0%)
2	Fannie Mae Discount Notes	0.160%	9/7/11	69,400	69,398
2	Fannie Mae Discount Notes	0.020%–0.060%	9/8/11	305,000	304,997
2	Fannie Mae Discount Notes	0.130%	9/9/11	200,100	200,094
2	Fannie Mae Discount Notes	0.030%–0.065%	9/12/11	811,260	811,249
2	Fannie Mae Discount Notes	0.090%	9/13/11	97,600	97,597
2	Fannie Mae Discount Notes	0.060%	9/21/11	50,000	49,998
2	Fannie Mae Discount Notes	0.085%	9/22/11	81,000	80,996
2	Fannie Mae Discount Notes	0.070%	9/28/11	50,000	49,997
2	Fannie Mae Discount Notes	0.050%–0.060%	10/3/11	49,101	49,099
2	Fannie Mae Discount Notes	0.040%–0.168%	10/5/11	314,586	314,538
2	Fannie Mae Discount Notes	0.055%–0.160%	10/6/11	77,700	77,691
2	Fannie Mae Discount Notes	0.060%	10/12/11	55,000	54,996
2	Fannie Mae Discount Notes	0.150%	10/17/11	500,000	499,904
2	Fannie Mae Discount Notes	0.060%–0.190%	10/19/11	196,600	196,573
2	Fannie Mae Discount Notes	0.160%	10/24/11	50,000	49,988
2	Fannie Mae Discount Notes	0.170%	10/25/11	250,000	249,936
2	Fannie Mae Discount Notes	0.160%	10/26/11	18,000	17,996
2	Fannie Mae Discount Notes	0.070%	11/1/11	46,100	46,095
2	Fannie Mae Discount Notes	0.070%	11/2/11	25,000	24,997
2	Fannie Mae Discount Notes	0.070%	11/16/11	19,500	19,497
2	Federal Home Loan Bank Discount Notes	0.050%–0.080%	9/2/11	200,507	200,507
2	Federal Home Loan Bank Discount Notes	0.040%–0.130%	9/7/11	638,800	638,788
2	Federal Home Loan Bank Discount Notes	0.020%	9/9/11	15,000	15,000
2	Federal Home Loan Bank Discount Notes	0.080%	9/12/11	170,000	169,996
2	Federal Home Loan Bank Discount Notes	0.030%–0.110%	9/14/11	509,600	509,586
2	Federal Home Loan Bank Discount Notes	0.025%	9/16/11	200,000	199,998
2	Federal Home Loan Bank Discount Notes	0.050%–0.160%	9/23/11	251,600	251,590
2	Federal Home Loan Bank Discount Notes	0.070%–0.110%	9/28/11	440,693	440,659
2	Federal Home Loan Bank Discount Notes	0.060%–0.070%	9/30/11	83,762	83,758
2	Federal Home Loan Bank Discount Notes	0.065%	10/5/11	30,000	29,998
2	Federal Home Loan Bank Discount Notes	0.040%	10/7/11	57,707	57,705
2	Federal Home Loan Bank Discount Notes	0.050%–0.065%	10/14/11	614,984	614,939

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
2	Federal Home Loan Bank Discount Notes	0.075%–0.160%	10/19/11	58,900	58,888
2	Federal Home Loan Bank Discount Notes	0.020%–0.150%	10/21/11	396,200	396,153
2	Federal Home Loan Bank Discount Notes	0.160%–0.180%	10/26/11	385,900	385,801
2	Federal Home Loan Bank Discount Notes	0.020%	11/2/11	84,300	84,297
2	Federal Home Loan Bank Discount Notes	0.065%	11/16/11	54,000	53,993
2,3 Federal Home Loan Banks		0.185%	1/23/12	95,000	94,991
2,3 Federal Home Loan Banks		0.184%	1/26/12	90,000	89,989
2,3 Federal Home Loan Banks		0.157%	2/3/12	27,000	26,997
2,3 Federal Home Loan Mortgage Corp.		0.163%	12/21/11	350,000	349,946
2,3 Federal Home Loan Mortgage Corp.		0.168%	2/16/12	96,000	95,982
2,3 Federal Home Loan Mortgage Corp.		0.157%	8/24/12	500,000	499,765
2,3 Federal Home Loan Mortgage Corp.		0.151%	2/4/13	290,000	289,789
2,3 Federal Home Loan Mortgage Corp.		0.155%	5/6/13	99,000	98,899
2,3 Federal Home Loan Mortgage Corp.		0.160%	6/17/13	21,000	20,981
2,3 Federal National Mortgage Assn.		0.235%	11/23/12	190,000	189,929
2,3 Federal National Mortgage Assn.		0.251%	12/28/12	250,000	249,933
2,3 Federal National Mortgage Assn.		0.197%	8/12/13	190,000	189,888
2	Freddie Mac Discount Notes	0.080%	9/8/11	31,570	31,570
2	Freddie Mac Discount Notes	0.020%	9/12/11	28,100	28,100
2	Freddie Mac Discount Notes	0.110%	9/14/11	58,250	58,248
2	Freddie Mac Discount Notes	0.160%	9/15/11	106,163	106,156
2	Freddie Mac Discount Notes	0.070%	9/19/11	107,900	107,896
2	Freddie Mac Discount Notes	0.050%	9/22/11	25,100	25,099
2	Freddie Mac Discount Notes	0.160%	9/26/11	190,200	190,179
2	Freddie Mac Discount Notes	0.055%	10/3/11	50,900	50,898
2	Freddie Mac Discount Notes	0.170%	10/4/11	38,470	38,464
2	Freddie Mac Discount Notes	0.120%	10/5/11	23,000	22,997
2	Freddie Mac Discount Notes	0.035%–0.095%	10/6/11	269,634	269,618
2	Freddie Mac Discount Notes	0.155%	10/11/11	117,564	117,544
2	Freddie Mac Discount Notes	0.170%	10/14/11	53,000	52,989
2	Freddie Mac Discount Notes	0.060%	10/17/11	300,000	299,977
2	Freddie Mac Discount Notes	0.060%	10/18/11	101,100	101,092
2	Freddie Mac Discount Notes	0.070%	10/19/11	50,000	49,995
2	Freddie Mac Discount Notes	0.075%–0.160%	10/24/11	130,000	129,973
2	Freddie Mac Discount Notes	0.070%	11/1/11	50,000	49,994
2	Freddie Mac Discount Notes	0.065%	11/2/11	110,600	110,588
2	Freddie Mac Discount Notes	0.080%	11/14/11	200,000	199,967
	United States Treasury Bill	0.011%	9/15/11	200,000	199,999
	United States Treasury Bill	0.170%	9/29/11	300,000	299,960
	United States Treasury Bill	0.115%	11/3/11	1,000,000	999,799
	United States Treasury Bill	0.036%	11/17/11	300,000	299,977
	United States Treasury Bill	0.015%	11/25/11	500,000	499,982
	United States Treasury Bill	0.015%	12/1/11	600,000	599,977
	United States Treasury Bill	0.108%	12/15/11	250,000	249,921
	United States Treasury Bill	0.095%–0.100%	12/22/11	500,000	499,848
Total U.S. Government and Agency Obligations (Cost $15,345,188)					15,345,188
Commercial Paper (22.1%)
Bank Holding Company (0.2%)
	State Street Corp.	0.150%	9/8/11	50,000	49,999

Finance - Auto (0.5%)
	American Honda Finance Corp.	0.180%	9/21/11	5,500	5,499
	American Honda Finance Corp.	0.170%–0.180%	10/4/11	28,090	28,085
	American Honda Finance Corp.	0.170%–0.180%	10/5/11	19,300	19,297

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
American Honda Finance Corp.	0.190%	10/18/11	7,100	7,098
American Honda Finance Corp.	0.190%	10/20/11	20,000	19,995
American Honda Finance Corp.	0.180%	10/24/11	6,700	6,698
American Honda Finance Corp.	0.220%	11/14/11	7,400	7,397
Toyota Motor Credit Corp.	0.200%	10/4/11	6,500	6,499
Toyota Motor Credit Corp.	0.190%	10/19/11	33,000	32,992
Toyota Motor Credit Corp.	0.250%	11/23/11	12,000	11,993
				145,553
Finance - Other (7.6%)
4 Falcon Asset Securitization Co. LLC	0.170%	9/1/11	12,250	12,250
4 Falcon Asset Securitization Co. LLC	0.170%	9/16/11	15,500	15,499
4 Falcon Asset Securitization Co. LLC	0.170%	9/20/11	15,000	14,999
4 Falcon Asset Securitization Co. LLC	0.170%	9/26/11	42,500	42,495
4 Falcon Asset Securitization Co. LLC	0.170%	9/27/11	50,000	49,994
General Electric Capital Corp.	0.190%	9/28/11	30,000	29,996
General Electric Capital Corp.	0.160%	10/11/11	176,000	175,969
General Electric Capital Services Inc.	0.200%	10/3/11	30,000	29,995
General Electric Capital Services Inc.	0.200%	10/5/11	50,000	49,991
4 Govco LLC	0.200%	9/7/11	31,500	31,499
4 Govco LLC	0.190%–0.200%	9/13/11	50,250	50,247
4 Govco LLC	0.190%	9/16/11	73,000	72,994
4 Govco LLC	0.190%	9/19/11	31,000	30,997
4 Govco LLC	0.190%	9/21/11	40,250	40,246
4 Govco LLC	0.190%	9/23/11	50,000	49,994
4 Govco LLC	0.190%	9/26/11	20,250	20,247
4 Govco LLC	0.260%	11/14/11	42,000	41,978
4 Govco LLC	0.330%	11/15/11	24,500	24,483
4 Govco LLC	0.335%	11/22/11	8,000	7,994
4 Govco LLC	0.335%–0.340%	11/28/11	71,750	71,691
4 Jupiter Securitization Co. LLC	0.170%	9/6/11	10,500	10,500
4 Jupiter Securitization Co. LLC	0.170%	9/8/11	10,500	10,500
4 Jupiter Securitization Co. LLC	0.170%	9/16/11	15,250	15,249
4 Jupiter Securitization Co. LLC	0.170%	9/19/11	14,600	14,599
4 Jupiter Securitization Co. LLC	0.170%	9/20/11	20,000	19,998
4 Jupiter Securitization Co. LLC	0.170%	9/26/11	60,500	60,493
4 Jupiter Securitization Co. LLC	0.170%	10/3/11	15,000	14,998
4 Old Line Funding LLC	0.180%	9/6/11	28,000	27,999
4 Old Line Funding LLC	0.170%	9/8/11	39,984	39,983
4 Old Line Funding LLC	0.180%	9/9/11	11,250	11,249
4 Old Line Funding LLC	0.170%	9/12/11	34,023	34,021
4 Old Line Funding LLC	0.170%	9/13/11	50,028	50,025
4 Old Line Funding LLC	0.170%	9/19/11	7,674	7,673
4 Old Line Funding LLC	0.170%	9/20/11	40,000	39,996
4 Old Line Funding LLC	0.170%	9/21/11	53,306	53,301
4 Old Line Funding LLC	0.170%	10/3/11	10,000	9,998
4 Old Line Funding LLC	0.170%	10/4/11	21,222	21,219
4 Old Line Funding LLC	0.170%	10/6/11	14,250	14,248
4 Old Line Funding LLC	0.170%	10/7/11	133,250	133,227
4 Old Line Funding LLC	0.170%	10/14/11	32,019	32,012
4 Old Line Funding LLC	0.170%	10/17/11	50,029	50,018
4 Old Line Funding LLC	0.170%	10/18/11	40,000	39,991
4 Straight-A Funding LLC	0.160%	9/26/11	32,000	31,996
4 Straight-A Funding LLC	0.160%	9/26/11	19,000	18,998
4 Straight-A Funding LLC	0.160%	9/26/11	76,036	76,027

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 Straight-A Funding LLC	0.160%	10/3/11	50,000	49,993
4 Straight-A Funding LLC	0.160%	10/4/11	10,000	9,998
4 Straight-A Funding LLC	0.160%	10/5/11	29,390	29,386
4 Straight-A Funding LLC	0.160%	10/7/11	128,070	128,049
4 Straight-A Funding LLC	0.160%	10/11/11	15,208	15,205
4 Straight-A Funding LLC	0.190%	11/15/11	157,000	156,938
				2,091,445
Foreign Banks (5.8%)
4 Australia & New Zealand Banking Group, Ltd.	0.160%	9/2/11	43,300	43,300
4 Australia & New Zealand Banking Group, Ltd.	0.160%	9/15/11	35,000	34,998
4 Australia & New Zealand Banking Group, Ltd.	0.185%	10/3/11	225,000	224,963
4 Australia & New Zealand Banking Group, Ltd.	0.180%	10/11/11	200,000	199,960
4 Australia & New Zealand Banking Group, Ltd.	0.260%	11/18/11	40,000	39,977
4 Commonwealth Bank of Australia	0.180%	10/12/11	85,000	84,983
4 Commonwealth Bank of Australia	0.260%	11/16/11	198,000	197,891
4 Commonwealth Bank of Australia	0.265%	11/21/11	106,000	105,937
4 Commonwealth Bank of Australia	0.270%	11/28/11	150,000	149,901
4 National Australia Funding Delaware Inc.	0.255%	11/1/11	260,250	260,137
4 National Australia Funding Delaware Inc.	0.280%	12/1/11	42,780	42,750
4 Westpac Banking Corp.	0.250%	12/1/11	200,000	199,874
				1,584,671
Foreign Industrial (2.1%)
4 Nestle Capital Corp.	0.200%	9/1/11	135,000	135,000
4 Nestle Capital Corp.	0.120%	10/11/11	102,400	102,386
4 Nestle Capital Corp.	0.130%	11/22/11	24,000	23,993
Nestle Finance International Ltd.	0.140%	9/26/11	29,450	29,447
Nestle Finance International Ltd.	0.150%	11/21/11	11,500	11,496
Nestle Finance International Ltd.	0.130%	11/22/11	10,300	10,297
Nestle Finance International Ltd.	0.130%	11/29/11	13,800	13,796
4 Novartis Finance Corp.	0.250%	10/11/11	3,750	3,749
4 Novartis Securities Investment Ltd.	0.100%	9/13/11	9,500	9,500
4 Novartis Securities Investment Ltd.	0.180%	10/11/11	12,000	11,998
4 Sanofi	0.140%	9/16/11	60,000	59,996
4 Total Capital Canada, Ltd.	0.090%	9/13/11	97,300	97,297
4 Total Capital Canada, Ltd.	0.080%	10/4/11	52,000	51,996
				560,951
Industrial (5.9%)
General Electric Co.	0.120%	9/6/11	350,000	349,994
General Electric Co.	0.120%	9/8/11	200,000	199,995
General Electric Co.	0.120%	9/12/11	75,000	74,997
4 PepsiCo Inc.	0.080%	9/6/11	7,000	7,000
4 PepsiCo Inc.	0.070%	9/7/11	85,550	85,549
4 PepsiCo Inc.	0.080%	9/12/11	70,000	69,998
4 Procter & Gamble Co.	0.100%	10/5/11	2,000	2,000
4 Procter & Gamble Co.	0.100%	10/7/11	20,500	20,498
4 Procter & Gamble Co.	0.120%	10/12/11	21,000	20,997
4 Procter & Gamble Co.	0.100%	10/14/11	16,500	16,498
4 Procter & Gamble Co.	0.110%	10/17/11	97,795	97,781
4 Texas Instruments Inc.	0.120%	10/7/11	31,000	30,996
4 The Coca-Cola Co.	0.110%	9/15/11	77,000	76,997
4 The Coca-Cola Co.	0.150%	9/22/11	36,250	36,247
4 The Coca-Cola Co.	0.150%	10/3/11	21,000	20,997
4 The Coca-Cola Co.	0.150%	10/4/11	41,688	41,682

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
4 The Coca-Cola Co.	0.150%	10/6/11	55,000	54,992
4 The Coca-Cola Co.	0.120%	10/12/11	18,515	18,513
4 The Coca-Cola Co.	0.120%	10/13/11	10,055	10,054
4 The Coca-Cola Co.	0.130%	11/23/11	35,865	35,854
4 Wal-Mart Stores, Inc.	0.190%	9/13/11	135,000	134,992
4 Wal-Mart Stores, Inc.	0.190%	9/15/11	38,000	37,997
4 Wal-Mart Stores, Inc.	0.080%	10/25/11	182,600	182,578
				1,627,206
Total Commercial Paper (Cost $6,059,825)				6,059,825
Certificates of Deposit (16.5%)
Domestic Banks (2.9%)
Branch Banking & Trust Co.	0.160%	9/20/11	200,000	200,000
Branch Banking & Trust Co.	0.160%	10/3/11	400,000	400,000
State Street Bank & Trust Co.	0.140%	10/3/11	200,000	200,000
				800,000
Eurodollar Certificates of Deposit (2.8%)
Commonwealth Bank of Australia	0.210%	10/3/11	50,000	50,000
DNB NOR Bank ASA (London Branch)	0.195%	10/12/11	130,000	130,001
National Australia Bank Ltd.	0.210%	9/1/11	125,000	125,000
National Australia Bank Ltd.	0.210%	10/3/11	65,000	65,000
National Australia Bank Ltd.	0.210%	10/11/11	50,000	49,999
National Australia Bank Ltd.	0.210%	10/18/11	130,000	130,000
National Australia Bank Ltd.	0.280%	11/17/11	100,000	100,000
National Australia Bank Ltd.	0.300%	12/1/11	110,000	110,000
				760,000
Yankee Certificates of Deposit (10.8%)
Bank of Montreal (Chicago Branch)	0.190%	9/27/11	150,000	150,000
Bank of Montreal (Chicago Branch)	0.200%	11/7/11	150,000	150,000
Bank of Montreal (Chicago Branch)	0.250%	11/15/11	100,000	100,000
Bank of Montreal (Chicago Branch)	0.250%	11/22/11	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.190%	9/1/11	75,000	75,000
Bank of Nova Scotia (Houston Branch)	0.190%	9/1/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.180%	10/7/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.180%	10/11/11	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.180%	10/13/11	60,000	60,000
Bank of Nova Scotia (Houston Branch)	0.240%	11/7/11	125,000	125,000
Bank of Nova Scotia (Houston Branch)	0.250%	11/10/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.250%	11/17/11	75,000	75,000
Credit Suisse (New York Branch)	0.260%	10/26/11	48,000	48,000
DNB NOR Bank ASA (New York Branch)	0.300%	11/28/11	200,000	200,000
Lloyds TSB Bank plc (New York Branch)	0.300%	11/28/11	120,000	120,000
Nordea Bank Finland plc (New York Branch)	0.160%	9/12/11	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.210%	9/12/11	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.190%	10/11/11	250,000	250,000
Nordea Bank Finland plc (New York Branch)	0.310%	11/30/11	100,000	100,000
Royal Bank of Scotland plc (Connecticut Branch)	0.240%	10/3/11	48,000	48,000
Svenska Handelsbanken (New York Branch)	0.205%	10/17/11	175,000	175,000
Svenska Handelsbanken (New York Branch)	0.310%	11/29/11	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.140%	9/7/11	40,000	40,000
Toronto Dominion Bank (New York Branch)	0.160%	9/15/11	50,000	50,000
Toronto Dominion Bank (New York Branch)	0.170%	10/11/11	75,000	75,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Toronto Dominion Bank (New York Branch)	0.180%	10/17/11	200,000	200,000
				2,941,000
Total Certificates of Deposit (Cost $4,501,000)				4,501,000
Repurchase Agreements (3.3%)
Barclays Capital Inc.
(Dated 8/31/11, Repurchase Value
$115,095,000, collateralized by U.S. Treasury
Inflation Indexed Note 2.000%, 7/15/14-
1/15/16)	0.040%	9/1/11	115,095	115,095
Barclays Capital Inc.
(Dated 8/31/11, Repurchase Value
$89,990,000, collateralized by U.S. Treasury
Inflation Indexed Note 1.125%, 1/15/21)	0.040%	9/1/11	89,990	89,990
Barclays Capital Inc.
(Dated 8/31/11, Repurchase Value
$350,001,000, collateralized by U.S. Treasury
Inflation Indexed Note 2.000%, 1/15/14)	0.060%	9/1/11	350,000	350,000
Credit Suisse Securities (USA) LLC
(Dated 8/31/11, Repurchase Value
$50,000,000, collateralized by U.S. Treasury
Note 3.625%, 8/15/19)	0.050%	9/1/11	50,000	50,000
RBC Capital Markets LLC
(Dated 8/31/11, Repurchase Value
$150,000,000, collateralized by U.S. Treasury
Note 1.500%, 7/31/16)	0.050%	9/1/11	150,000	150,000
RBS Securities, Inc.
(Dated 8/31/11, Repurchase Value
$150,433,000, collateralized by U.S. Treasury
Inflation Indexed Note 1.250%, 7/15/20 and
U.S. Treasury Note 1.500%, 12/31/13)	0.060%	9/1/11	150,433	150,433
Total Repurchase Agreements (Cost $905,518)				905,518
			Shares
Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund
(Cost $328,759)	0.170%		328,759,113	328,759

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.5%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.170%	9/7/11	7,190	7,190
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.170%	9/7/11	9,820	9,820
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District VRDO	0.210%	9/7/11	7,000	7,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.150%	9/7/11	8,800	8,800

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.090%	9/7/11	4,000	4,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.140%	9/7/11	5,000	5,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11	2,655	2,655
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/11	5,305	5,305
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	9/7/11	5,400	5,400
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	9/7/11	5,325	5,325
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.210%	9/7/11	4,000	4,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.110%	9/7/11	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.170%	9/7/11	5,365	5,365
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11	18,000	18,000
District of Columbia Revenue (George
Washington University) VRDO	0.170%	9/7/11	5,600	5,600
District of Columbia Revenue (Georgetown
University) VRDO	0.170%	9/7/11	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.190%	9/7/11	2,300	2,300
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.160%	9/7/11	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	9/7/11	4,050	4,050
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.190%	9/7/11	3,700	3,700
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.160%	9/7/11	7,000	7,000
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.150%	9/7/11	5,380	5,380
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.100%	9/7/11	3,700	3,700
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.150%	9/7/11	4,395	4,395
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.200%	9/7/11	4,500	4,500
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.210%	9/7/11	2,855	2,855

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.160%	9/7/11	3,400	3,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.200%	9/7/11	5,700	5,700
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.200%	9/7/11	6,220	6,220
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.180%	9/7/11	4,765	4,765
Jacksonville FL Capital Project Revenue
VRDO	0.260%	9/7/11	5,700	5,700
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.120%	9/7/11	7,910	7,910
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.170%	9/7/11	4,145	4,145
6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.270%	9/7/11	2,855	2,855
Los Angeles CA Wastewater System
Revenue VRDO	0.160%	9/7/11	4,500	4,500
Los Angeles CA Wastewater System
Revenue VRDO	0.140%	9/7/11	8,100	8,100
Los Angeles CA Wastewater System
Revenue VRDO	0.240%	9/7/11	6,000	6,000
Los Angeles CA Wastewater System
Revenue VRDO	0.240%	9/7/11	5,100	5,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.120%	9/7/11	12,600	12,600
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.130%	9/7/11	4,500	4,500
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.180%	9/7/11	3,225	3,225
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.200%	9/7/11	3,400	3,400
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns Hopkins
University) VRDO	0.130%	9/7/11	9,700	9,700
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.150%	9/7/11	5,200	5,200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.180%	9/7/11	2,385	2,385
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.270%	9/7/11	2,800	2,800
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.150%	9/7/11	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.220%	9/7/11	3,235	3,235

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.160%	9/7/11	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.170%	9/7/11	4,715	4,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.130%	9/7/11	19,730	19,730
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.210%	9/7/11	3,200	3,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.180%	9/7/11	5,200	5,200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.140%	9/7/11	7,800	7,800
New York City NY GO VRDO	0.160%	9/7/11	2,500	2,500
New York City NY GO VRDO	0.160%	9/7/11	2,100	2,100
New York City NY GO VRDO	0.140%	9/7/11	12,400	12,400
New York City NY GO VRDO	0.150%	9/7/11	7,500	7,500
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.130%	9/7/11	10,400	10,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.130%	9/7/11	5,300	5,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.150%	9/7/11	1,800	1,800
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.150%	9/7/11	8,400	8,400
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.180%	9/7/11	4,425	4,425
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.190%	9/7/11	6,400	6,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.190%	9/7/11	6,265	6,265
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	9/7/11	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	9/7/11	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	9/7/11	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	9/7/11	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.190%	9/7/11	6,100	6,100

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.150%	9/7/11	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.170%	9/7/11	3,850	3,850
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	9/7/11	7,755	7,755
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.160%	9/7/11	6,800	6,800
North Texas Tollway Authority System
Revenue VRDO	0.170%	9/7/11	8,450	8,450
Oakland University of Michigan Revenue
VRDO	0.170%	9/7/11	2,100	2,100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.160%	9/7/11	3,085	3,085
Ohio GO VRDO	0.130%	9/7/11	7,430	7,430
Ohio State University General Receipts
Revenue VRDO	0.140%	9/7/11	7,600	7,600
Ohio State University General Receipts
Revenue VRDO	0.130%	9/7/11	23,400	23,400
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.140%	9/7/11	11,400	11,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.310%	9/7/11	14,200	14,200
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.170%	9/7/11	3,010	3,010
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.260%	9/7/11	11,170	11,170
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.270%	9/7/11	1,500	1,500
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.170%	9/7/11	4,400	4,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	9/7/11	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	9/7/11	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	9/7/11	5,825	5,825
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.150%	9/7/11	5,200	5,200
University of Alabama Birmingham Hospital
Revenue VRDO	0.250%	9/7/11	5,600	5,600
University of South Florida Financing Corp.
COP VRDO	0.180%	9/7/11	10,200	10,200
University of Texas Permanent University
Fund Revenue VRDO	0.140%	9/7/11	25,500	25,500
University of Texas Permanent University
Fund Revenue VRDO	0.110%	9/7/11	16,300	16,300
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	9/7/11	4,500	4,500

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	9/7/11	3,750	3,750
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.180%	9/7/11	1,700	1,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.200%	9/7/11	4,700	4,700
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.200%	9/7/11	2,700	2,700
Washington Health Care Facilities Authority
Revenue (Multi Care Health System) VRDO	0.170%	9/7/11	3,600	3,600
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.130%	9/7/11	4,750	4,750
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.150%	9/7/11	6,200	6,200
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.160%	9/7/11	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $677,140)				677,140
Total Investments (101.6%) (Cost $27,817,430)				27,817,430
Other Assets and Liabilities (-1.6%)
Other Assets				401,615
Liabilities				(834,601)
				(432,986)
Net Assets (100%)
Applicable to 27,385,314,399 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				27,384,444
Net Asset Value Per Share				$1.00

At August 31, 2011, net assets consisted of:

				Amount
				($000)
Paid-in Capital				27,385,314
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(870)
Net Assets				27,384,444

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2011, the aggregate value of these securities was $4,888,300,000, representing 17.9% of net assets.

Market Liquidity Fund

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $7,155,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	55,091
Total Income	55,091
Expenses
The Vanguard Group—Note B
Management and Administrative	1,392
Total Expenses	1,392
Net Investment Income	53,699
Realized Net Gain (Loss) on Investment Securities Sold	328
Net Increase (Decrease) in Net Assets Resulting from Operations	54,027
1 Interest income from an affiliated company of the fund was $579,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,699	58,561
Realized Net Gain (Loss)	328	103
Net Increase (Decrease) in Net Assets Resulting from Operations	54,027	58,664
Distributions
Net Investment Income	(53,699)	(58,561)
Realized Capital Gain	—	—
Total Distributions	(53,699)	(58,561)
Capital Share Transactions (at $1.00)
Issued	271,069,890	250,969,072
Issued in Lieu of Cash Distributions	53,699	58,561
Redeemed	(266,412,208)	(254,313,155)
Net Increase (Decrease) from Capital Share Transactions	4,711,381	(3,285,522)
Total Increase (Decrease)	4,711,709	(3,285,419)
Net Assets
Beginning of Period	22,672,735	25,958,154
End of Period	27,384,444	22,672,735

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.002	.010	.036	.053
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.002	.002	.010	.036	.053
Distributions
Dividends from Net Investment
Income	(.002)	(.002)	(.010)	(.036)	(.053)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.002)	(.002)	(.010)	(.036)	(.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.20%	0.23%	1.04%	3.69%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,384	$22,673	$25,958	$22,904	$18,781
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.19%	0.23%	0.97%	3.50%	5.34%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2008-2011), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair

Market Liquidity Fund

value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.5%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.240%	9/7/11	12,550	12,550
Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)
VRDO	0.210%	9/7/11 LOC	5,000	5,000
				17,550
Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.200%	9/7/11	16,620	16,620

Arizona (0.7%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.140%	9/7/11 LOC	24,665	24,665

California (9.2%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.220%	9/7/11	7,500	7,500
1 California Department of Veteran Affairs Revenue TOB VRDO	0.210%	9/7/11	10,000	10,000
California Department of Water Resources Power Supply Revenue VRDO	0.200%	9/7/11	9,200	9,200
California GO VRDO	0.120%	9/7/11 LOC	4,000	4,000
California GO VRDO	0.170%	9/7/11 LOC	13,780	13,780
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.170%	9/7/11 LOC	5,305	5,305
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.170%	9/7/11 LOC	3,705	3,705
California Infrastructure & Economic Development Bank Revenue (American National Red Cross)
VRDO	0.130%	9/7/11 LOC	3,300	3,300
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.200%	9/7/11	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.230%	9/7/11 LOC	12,625	12,625
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.210%	9/7/11	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.210%	9/7/11	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.220%	9/7/11	7,500	7,500
Hayward CA Housing Authority Multifamily Housing Revenue (Barrington Hills Apartments) VRDO	0.140%	9/7/11 LOC	13,550	13,550
Irvine CA Assessment District No. 89-10 Improvement Revenue (Northwest Irvine) VRDO	0.130%	9/1/11 LOC	4,535	4,535
Livermore CA COP VRDO	0.200%	9/7/11 LOC	5,000	5,000
Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Livermore Independent
Senior Apartments) VRDO	0.180%	9/7/11 LOC	6,640	6,640
1 Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.190%	9/7/11	11,125	11,125
Los Angeles CA Department of Water & Power Revenue VRDO	0.150%	9/7/11	11,185	11,185
1 Los Angeles CA GO TOB VRDO	0.140%	9/1/11	22,000	22,000
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue VRDO	0.110%	9/1/11	55,300	55,300
Los Angeles County CA TRAN	2.500%	2/29/12	20,000	20,214
1 Rancho Santiago CA Community College District GO TOB VRDO	0.170%	9/7/11 (4)	8,795	8,795
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.170%	9/7/11	13,330	13,330
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.140%	9/7/11	6,400	6,400
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.210%	9/7/11	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.210%	9/7/11	5,000	5,000
1 San Mateo County CA Community College District GO TOB VRDO	0.190%	9/7/11	15,135	15,135
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.120%	9/7/11 LOC	25,000	25,000
				330,354
Colorado (4.1%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	16,380	16,380
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	10,860	10,860
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	13,870	13,870

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	7,950	7,950
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.140%	9/1/11 LOC	12,910	12,910
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.210%	9/7/11 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.140%	9/1/11	10,700	10,700
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.230%	9/7/11	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.140%	9/7/11	14,400	14,400
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.170%	9/7/11	12,900	12,900
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	3,530	3,530
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.150%	9/7/11 LOC	4,410	4,410
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.160%	9/7/11 LOC	16,000	16,000
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.210%	9/7/11	6,800	6,800
				147,975
Connecticut (0.6%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.140%	9/1/11	6,900	6,900
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.210%	9/7/11	10,330	10,330
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.140%	9/1/11	5,600	5,600
				22,830
Delaware (0.3%)
Delaware Economic Development Authority Revenue (Archmere Academy Project) VRDO	0.190%	9/7/11 LOC	9,650	9,650

District of Columbia (1.0%)
1 District of Columbia GO TOB VRDO	0.200%	9/7/11 LOC	21,370	21,370
District of Columbia Revenue (Washington Center for Internships) VRDO	0.210%	9/7/11 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.230%	9/7/11 (12)	4,010	4,010
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.180%	9/7/11 LOC	5,575	5,575
				35,755
Florida (6.4%)
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue (Parking Project)
VRDO	0.170%	9/7/11 LOC	5,400	5,400
Highlands County FL Health Facilities Authority Revenue (Adventist Health System/Sunbelt Inc.)
VRDO	0.190%	9/7/11 LOC	8,000	8,000
Jacksonville FL Capital Project Revenue VRDO	0.260%	9/7/11 LOC	32,115	32,115
Jacksonville FL Economic Development Commission Health Care Facilities Revenue (Methodist
Refunding Project) VRDO	0.090%	9/1/11 LOC	2,200	2,200
Jacksonville FL Economic Development Commission Special Facility Airport Revenue (Holland
Sheltair Aviation Group Project) VRDO	0.190%	9/7/11 LOC	8,440	8,440
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.150%	9/7/11	5,200	5,200
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.160%	9/7/11	13,700	13,700
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.160%	9/7/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.170%	9/7/11	26,480	26,480
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.180%	9/7/11	4,900	4,900
Jacksonville FL Transportation Revenue VRDO	0.190%	9/7/11 LOC	11,135	11,135
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.120%	9/1/11 LOC	17,340	17,340
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.170%	9/7/11 LOC	25,400	25,400
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.140%	9/7/11 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.130%	9/1/11 LOC	16,625	16,625
Pinellas County FL Health Facilities Authority Revenue (Baycare Health System) VRDO	0.100%	9/1/11 LOC	1,600	1,600
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)
VRDO	0.090%	9/1/11 LOC	8,615	8,615
West Orange FL Healthcare District Revenue VRDO	0.170%	9/7/11 LOC	12,500	12,500
				227,875
Georgia (2.2%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.170%	9/7/11 LOC	12,500	12,500
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.170%	9/7/11 LOC	5,000	5,000
1 Gwinnett County GA School District GO TOB VRDO	0.200%	9/7/11	13,455	13,455
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.160%	9/7/11 LOC	5,000	5,000
Municipal Electric Authority of Georgia Electric Revenue VRDO	0.150%	9/7/11 LOC	10,500	10,500
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.150%	9/7/11	4,000	4,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.170%	9/7/11	11,200	11,200
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.170%	9/7/11	12,100	12,100
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.260%	9/7/11 LOC	6,900	6,900
				80,655
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.210%	9/7/11	7,700	7,700

Idaho (1.6%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.170%	9/7/11 LOC	41,775	41,775
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.170%	9/7/11 LOC	16,995	16,995
				58,770
Illinois (9.0%)
1 Chicago IL Board of Education GO TOB VRDO	0.240%	9/7/11 LOC	20,027	20,027
1 Chicago IL GO TOB VRDO	0.200%	9/7/11	14,355	14,355
1 Chicago IL O'Hare International Airport Revenue TOB VRDO	0.200%	9/7/11	14,940	14,940
Chicago IL Wastewater Transmission Revenue VRDO	0.130%	9/1/11 LOC	19,800	19,800
Chicago IL Wastewater Transmission Revenue VRDO	0.130%	9/1/11 LOC	18,500	18,500
1 Chicago IL Water Revenue TOB VRDO	0.230%	9/7/11 (4)	7,795	7,795
Chicago IL Water Revenue VRDO	0.180%	9/7/11 LOC	3,175	3,175
Chicago IL Water Revenue VRDO	0.220%	9/7/11 LOC	26,525	26,525
Illinois Educational Facilities Authority Revenue(ACI/Cultural Pooled Financing Program) VRDO	0.170%	9/7/11 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue(University of Chicago) VRDO	0.150%	9/7/11	11,718	11,718
Illinois Finance Authority Pollution Control Revenue (Commonwealth Edison Co. Project) VRDO	0.160%	9/7/11 LOC	7,800	7,800
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.150%	9/7/11	6,365	6,365
Illinois Finance Authority Revenue (Bradley University) VRDO	0.180%	9/7/11 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.180%	9/7/11 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	9/1/11	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	9/1/11	36,285	36,285
Illinois Finance Authority Revenue (Provena Health) VRDO	0.130%	9/1/11 LOC	10,955	10,955
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.150%	9/7/11	19,304	19,304
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	9/1/11	16,000	16,000
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.180%	9/7/11	15,105	15,105
				324,139
Indiana (1.5%)
1 Indiana Bond Bank Revenue TOB VRDO	0.240%	9/7/11 LOC	5,855	5,855
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.150%	9/7/11 LOC	11,000	11,000
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.210%	9/7/11	14,505	14,505
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.200%	9/7/11	20,000	20,000
Purdue University Indiana COP VRDO	0.130%	9/7/11	4,090	4,090
				55,450
Iowa (0.8%)
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) VRDO	0.130%	9/1/11 LOC	4,200	4,200
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.120%	9/1/11 LOC	20,000	20,000
1 Iowa Special Obligation Revenue TOB VRDO	0.220%	9/7/11	4,700	4,700
				28,900
Kentucky (1.7%)
Christian County KY Association County Leasing Program Revenue VRDO	0.130%	9/1/11 LOC	13,790	13,790
Christian County KY Association County Leasing Program Revenue VRDO	0.130%	9/1/11 LOC	13,865	13,865
Christian County KY Association County Leasing Program Revenue VRDO	0.130%	9/1/11 LOC	10,400	10,400
Shelby County KY GO VRDO	0.130%	9/1/11 LOC	4,195	4,195
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.130%	9/1/11 LOC	18,575	18,575
				60,825
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.160%	9/7/11 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.170%	9/7/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.210%	9/7/11 LOC	24,345	24,345
				61,345

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (0.1%)
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.160%	9/7/11 LOC	4,205	4,205

Massachusetts (3.3%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.150%	9/7/11	5,700	5,700
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.150%	9/7/11	9,200	9,200
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.130%	9/7/11 LOC	15,100	15,100
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.210%	9/7/11 LOC	9,210	9,210
1 Massachusetts GO TOB VRDO	0.180%	9/7/11	18,455	18,455
1 Massachusetts GO TOB VRDO	0.210%	9/7/11	4,800	4,800
Massachusetts GO VRDO	0.160%	9/7/11	32,000	32,000
1 Massachusetts Health & Educational Facilities Authority Revenue (MIT) TOB VRDO	0.180%	9/7/11	3,250	3,250
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.100%	9/1/11	8,473	8,473
Massachusetts Water Resources Authority Revenue VRDO	0.130%	9/7/11	3,000	3,000
Massachusetts Water Resources Authority Revenue VRDO	0.180%	9/7/11	10,000	10,000
				119,188
Michigan (1.8%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project)VRDO	0.130%	9/1/11 LOC	15,100	15,100
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.150%	9/7/11	19,305	19,305
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.140%	9/1/11 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.170%	9/7/11 LOC	10,000	10,000
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.130%	9/7/11	3,100	3,100
University of Michigan Hospital Revenue VRDO	0.110%	9/1/11	2,600	2,600
1 Wayne State University Michigan Revenue TOB VRDO	0.140%	9/1/11	4,995	4,995
				66,350
Minnesota (0.4%)
Hennepin County MN Revenue VRDO	0.150%	9/7/11	5,715	5,715
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children's Hospital Clinics) VRDO	0.130%	9/1/11 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.180%	9/7/11	3,000	3,000
				15,315
Mississippi (1.7%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.140%	9/7/11	15,000	15,000
Mississippi Business Finance Corp. Revenue (Promenade D'Iberville Project) VRDO	0.190%	9/7/11 LOC	7,390	7,390
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.210%	9/7/11 LOC	12,525	12,525
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.210%	9/7/11 LOC	5,400	5,400
Mississippi GO (Nissan Project) VRDO	0.170%	9/7/11	9,485	9,485
1 University of Southern Mississippi Educational Building Corp. Revenue (Athletics Facilities
Improvements Project) TOB VRDO	0.230%	9/7/11 (4)	9,610	9,610
				59,410
Missouri (2.0%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.110%	9/1/11	6,140	6,140
Curators of the University of Missouri System Facilities Revenue VRDO	0.170%	9/7/11	29,685	29,685
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.130%	9/1/11	14,260	14,260
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.150%	9/7/11	5,200	5,200
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.140%	9/7/11 LOC	15,500	15,500
				70,785
Nebraska (1.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.210%	9/7/11	9,920	9,920
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.120%	9/1/11 LOC	5,050	5,050
1 Nebraska Public Power District Revenue TOB VRDO	0.200%	9/7/11 LOC	24,490	24,490
1 Nebraska Public Power District Revenue TOB VRDO	0.220%	9/7/11 (13)	5,000	5,000
				44,460
Nevada (0.4%)
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.180%	9/7/11	7,595	7,595

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.180%	9/7/11	5,000	5,000
				12,595
New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University) VRDO	0.210%	9/7/11 LOC	14,095	14,095

New Jersey (1.0%)
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.240%	9/7/11 LOC	34,200	34,200

New Mexico (2.1%)
New Mexico Finance Authority Transportation Revenue VRDO	0.170%	9/7/11 LOC	26,960	26,960
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) TOB VRDO	0.200%	9/7/11	10,000	10,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.210%	9/7/11	19,480	19,480
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.210%	9/7/11	10,565	10,565
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.210%	9/7/11	9,980	9,980
				76,985
New York (10.6%)
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.210%	9/7/11 (13)	16,000	16,000
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.220%	9/7/11 (13)	8,000	8,000
Metropolitan New York Transportation Authority Revenue VRDO	0.180%	9/7/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.140%	9/7/11	6,000	6,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.160%	9/7/11	30,000	30,000
New York City NY GO VRDO	0.100%	9/1/11 LOC	14,055	14,055
New York City NY GO VRDO	0.110%	9/1/11	6,200	6,200
New York City NY GO VRDO	0.110%	9/1/11	4,900	4,900
New York City NY GO VRDO	0.120%	9/1/11 LOC	16,395	16,395
New York City NY GO VRDO	0.130%	9/7/11 LOC	22,315	22,315
New York City NY GO VRDO	0.140%	9/7/11 LOC	12,670	12,670
New York City NY GO VRDO	0.190%	9/7/11 LOC	4,250	4,250
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.130%	9/7/11 LOC	18,500	18,500
New York City NY Housing Development Corp. Residential Revenue (Queens College) VRDO	0.180%	9/7/11 LOC	23,755	23,755
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.200%	9/7/11	17,500	17,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	9/1/11	25,405	25,405
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.110%	9/1/11	4,100	4,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	9/1/11	4,500	4,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.150%	9/7/11	18,000	18,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.210%	9/7/11	5,535	5,535
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.150%	9/7/11	24,400	24,400
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.100%	9/1/11	6,385	6,385
New York Liberty Development Corp. Revenue PUT	0.350%	2/1/12	20,000	20,000
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.210%	9/7/11	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.170%	9/7/11 LOC	8,700	8,700
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.130%	9/7/11 LOC	10,500	10,500
New York State Local Government Assistance Corp. Revenue VRDO	0.140%	9/7/11	9,100	9,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.170%	9/7/11	8,400	8,400
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.170%	9/7/11 LOC	5,600	5,600
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.170%	9/7/11 LOC	10,000	10,000
				379,700
North Carolina (3.7%)
Cary NC GO VRDO	0.140%	9/7/11	3,345	3,345
1 Charlotte NC COP TOB VRDO	0.210%	9/7/11	5,545	5,545
Charlotte NC Water & Sewer System Revenue VRDO	0.160%	9/7/11	9,800	9,800
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.170%	9/7/11	21,415	21,415
Forsyth County NC GO VRDO	0.190%	9/7/11	11,050	11,050
Mecklenburg County NC COP VRDO	0.210%	9/7/11	4,200	4,200
Mecklenburg County NC GO VRDO	0.160%	9/7/11	4,500	4,500

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.190%	9/7/11 LOC	10,200	10,200
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.270%	9/7/11 LOC	3,540	3,540
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.160%	9/7/11 LOC	2,000	2,000
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.190%	9/7/11 LOC	7,000	7,000
Union County NC GO VRDO	0.190%	9/7/11	27,270	27,270
Union County NC GO VRDO	0.190%	9/7/11	6,200	6,200
Union County NC GO VRDO	0.190%	9/7/11	18,155	18,155
				134,220
Ohio (7.9%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.060%	9/1/11 LOC	10,150	10,150
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.130%	9/1/11 LOC	6,400	6,400
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.140%	9/1/11 LOC	7,100	7,100
1 Cleveland OH Water Works Revenue TOB VRDO	0.210%	9/7/11	16,850	16,850
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.200%	9/7/11	10,000	10,000
Columbus OH GO VRDO	0.170%	9/7/11	6,200	6,200
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.210%	9/7/11 LOC	10,585	10,585
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.200%	9/7/11 LOC	11,535	11,535
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.130%	9/7/11	15,000	15,000
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.180%	9/7/11 LOC	1,195	1,195
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.200%	9/7/11	6,100	6,100
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.200%	9/7/11	6,560	6,560
Lancaster Port Authority Ohio Gas Revenue VRDO	0.210%	9/7/11	9,865	9,865
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.200%	9/7/11	2,400	2,400
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.210%	9/7/11	3,600	3,600
Ohio Common Schools GO VRDO	0.150%	9/7/11	13,620	13,620
Ohio GO VRDO	0.130%	9/7/11	11,740	11,740
Ohio GO VRDO	0.130%	9/7/11	15,900	15,900
1 Ohio Higher Education GO TOB VRDO	0.200%	9/7/11	5,775	5,775
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.180%	11/3/11	10,800	10,800
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.140%	9/1/11 LOC	10,200	10,200
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.110%	9/1/11	8,000	8,000
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.160%	9/7/11	13,200	13,200
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.180%	9/7/11 LOC	10,275	10,275
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.140%	9/1/11	11,330	11,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.210%	9/7/11	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.130%	9/7/11	10,885	10,885
Ohio State University General Receipts Revenue VRDO	0.130%	9/7/11	14,670	14,670
Ohio State University General Receipts Revenue VRDO	0.150%	9/7/11	7,500	7,500
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.120%	9/1/11 LOC	11,500	11,500
				282,535
Oregon (1.0%)
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.180%	9/7/11	9,145	9,145
Oregon TAN	2.000%	6/29/12	15,000	15,218
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.190%	9/7/11 LOC	10,025	10,025
				34,388
Pennsylvania (3.6%)
Delaware County PA Industrial Development Authority Revenue (Resource Recovery) VRDO	0.150%	9/7/11	4,910	4,910
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.160%	9/7/11	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.160%	9/7/11	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.180%	9/7/11 LOC	16,000	16,000
Geisinger Health System Authority of Pennsylvania Revenue (Penn State Geisinger Health
System) VRDO	0.090%	9/1/11	16,700	16,700
Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital)
VRDO	0.160%	9/1/11 LOC	4,690	4,690
1 Pennsylvania GO TOB VRDO	0.210%	9/7/11	10,055	10,055

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.120%	9/1/11 LOC	26,500	26,500
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.130%	9/1/11	2,300	2,300
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.130%	9/1/11	9,025	9,025
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.130%	9/1/11	5,600	5,600
Philadelphia PA Water & Waste Water Revenue VRDO	0.150%	9/7/11 LOC	9,845	9,845
				129,015
South Carolina (1.2%)
Greenville County SC Hospital System Revenue VRDO	0.170%	9/7/11 LOC	5,000	5,000
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.160%	9/7/11 LOC	17,085	17,085
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.160%	9/7/11 LOC	17,200	17,200
South Carolina Jobs Economic Development Authority Hospital Revenue (Regional Medical Center
of Orangeburg & Calhoun Counties) VRDO	0.210%	9/7/11 LOC	5,440	5,440
				44,725
Tennessee (1.3%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.170%	9/7/11 LOC	16,000	16,000
Shelby County TN GO VRDO	0.190%	9/7/11	25,250	25,250
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.210%	9/7/11	5,000	5,000
				46,250
Texas (6.6%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.140%	9/1/11	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.210%	9/7/11	7,400	7,400
Denton TX Independent School District GO VRDO	0.250%	9/7/11	10,195	10,195
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.110%	9/1/11	10,100	10,100
Harris County TX Cultural Education Facilities Finance Corp. Special Facilities Revenue (Texas
Medical Center) VRDO	0.130%	9/1/11 LOC	4,925	4,925
Harris County TX Health Facilities Development Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.130%	9/1/11 LOC	4,515	4,515
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.180%	9/1/11	53,370	53,370
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.110%	9/1/11	12,585	12,585
1 Harris County TX Health Facilities Development Corp. Revenue (Sisters of Charity of the Incarnate
Word) TOB VRDO	0.140%	9/1/11 (ETM)	9,485	9,485
Houston TX Higher Education Finance Corp. Revenue(Rice University Project) VRDO	0.130%	9/7/11	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.210%	9/7/11 (13)	8,000	8,000
1 Houston TX Utility System Revenue TOB VRDO	0.240%	9/7/11 LOC	4,150	4,150
1 Northside TX Independent School District GO TOB VRDO	0.210%	9/7/11	5,225	5,225
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.180%	9/7/11 LOC	7,450	7,450
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	0.130%	9/1/11	3,400	3,400
1 Texas GO TOB VRDO	0.200%	9/7/11	5,995	5,995
Texas Small Business Industrial Development Corp. Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.180%	9/7/11 LOC	25,050	25,050
Texas Transportation Commission Mobility Fund GO VRDO	0.150%	9/7/11	43,975	43,975
1 Texas Transportation Commission Revenue TOB VRDO	0.210%	9/7/11	1,510	1,510
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.210%	9/7/11	9,955	9,955
				237,280
Utah (2.5%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.110%	9/1/11	35,400	35,400
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.110%	9/1/11	27,300	27,300
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.130%	9/1/11	26,090	26,090
				88,790
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.150%	9/7/11 LOC	10,600	10,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont Housing Finance Agency Revenue VRDO	0.150%	9/7/11	10,670	10,670
				21,270
Virginia (1.7%)
Albemarle County VA Economic Development Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.190%	9/7/11 LOC	17,850	17,850
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.210%	9/7/11 LOC	16,230	16,230
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.130%	9/1/11	14,290	14,290
Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.170%	9/7/11	2,725	2,725
1 University of Virginia Revenue TOB VRDO	0.200%	9/7/11	6,600	6,600
Virginia Commonwealth University Health System Authority Revenue VRDO	0.120%	9/1/11 LOC	4,840	4,840
				62,535
Washington (0.7%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.170%	9/7/11	6,875	6,875
1 King County WA Sewer Revenue TOB VRDO	0.140%	9/1/11	4,200	4,200
1 Seattle WA Water System Revenue TOB VRDO	0.200%	9/7/11	5,060	5,060
1 Washington GO TOB VRDO	0.210%	9/7/11	7,995	7,995
				24,130
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.150%	9/7/11 LOC	16,570	16,570

Wisconsin (1.1%)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.110%	9/1/11 LOC	22,700	22,700
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.120%	9/1/11 LOC	6,255	6,255
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.
Obligated Group) VRDO	0.100%	9/1/11 LOC	3,500	3,500
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
Group) VRDO	0.120%	9/1/11 LOC	5,715	5,715
				38,170
Total Investments (99.4%) (Cost $3,568,224)				3,568,224
Other Assets and Liabilities (0.6%)
Other Assets				21,040
Liabilities				(15)
				21,025
Net Assets (100%)

Applicable to 3,589,134,873 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,589,249
Net Asset Value Per Share				$1.00

At August 31, 2011, net assets consisted of:	Amount
($000)
Paid-in Capital	3,589,249
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	3,589,249

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $674,337,000, representing 18.8% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest	7,024
Total Income	7,024
Expenses
The Vanguard Group—Note B
Management and Administrative	335
Total Expenses	335
Net Investment Income	6,689
Net Increase (Decrease) in Net Assets Resulting from Operations	6,689

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,689	6,847
Net Increase (Decrease) in Net Assets Resulting from Operations	6,689	6,847
Distributions
Net Investment Income	(6,689)	(6,847)
Realized Capital Gain	—	—
Total Distributions	(6,689)	(6,847)
Capital Share Transactions (at $1.00)
Issued	4,749,456	1,884,541
Issued in Lieu of Cash Distributions	6,689	6,847
Redeemed	(4,374,763)	(1,201,108)
Net Increase (Decrease) from Capital Share Transactions	381,382	690,280
Total Increase (Decrease)	381,382	690,280
Net Assets
Beginning of Period	3,207,867	2,517,587
End of Period	3,589,249	3,207,867

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.002	.010	.025	.036
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.002	.002	.010	.025	.036
Distributions
Dividends from Net Investment
Income	(.002)	(.002)	(.010)	(.025)	(.036)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.002)	(.002)	(.010)	(.025)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.20%	0.23%	1.04%	2.50%	3.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,589	$3,208	$2,518	$1,753	$1,285
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.20%	0.23%	0.85%	2.42%	3.64%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2008-2011), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

Vanguard CMT Funds

Special 2011 tax information (unaudited) for Vanguard CMT Funds

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 84.8% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value February2 8, 2011	Ending Account Value August 31, 2011	Expenses During Period Paid[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.82	$0.03
Municipal Cash Management	$1,000.00	$1,000.77	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average
Market Liquidity	0.005%	0.29%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 28, 2010 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2011, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expense appears in the About Your Fund’s Expenses section of this report as well as in the Financail Statement section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique“at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett Packard Co. (electronic computer manufacturing); Senior Advisor at New Mountain Capital; Trustee of The Conference Board; Member of the Board of Managers of Delphi Automotive LLP (automotive components).

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Work Life Policy; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters and Member of the Advisory Board to the Kellogg Institute for International Studies at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School (retired July 2011); Chief Investment Officer and co-Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services) and the National Association of Manufacturers; Chairman of the Federal Reserve Bank of Cleveland; Vice Chairman of University Hospitals of Cleveland; President of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010); Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group since 2010; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Martha G. King

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

©2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

CMT0 102011

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2011: $37,000
Fiscal Year Ended August 31, 2010: $36,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2011: $3,978,540
Fiscal Year Ended August 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2011: $1,341,750
Fiscal Year Ended August 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2011: $373,830
Fiscal Year Ended August 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2011: $16,000
Fiscal Year Ended August 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2011: $389,830
Fiscal Year Ended August 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.